Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (1,129,396)	$ (874,831)	$ 230,132
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	839,583	804,731	795,073
Amortization of prepaid expenses	152,863
Bad debt expense, net	(150,879)	227,427	39,041
Loss from held for trading investment	10,001
Loss from disposal of plant and equipment	3,345
Changes in operating assets and liabilities:
Accounts receivable	274,397	(1,203,087)	(917,957)
Inventories	(39,982)	(133,831)	(37,123)
Advances to suppliers	(23,531)	(216,274)	(35,196)
Other receivables	568,076	(612,881)	966,416
Other current assets	(304,416)	(500,639)	496,650
Prepaid expenses	(159,184)	(46,738)	(10,312)
Restricted assets	(1,237,140)	(129,230)
Long-term prepaid expenses		(374,620)
Accounts payable and accrued payables	319,744	(95,375)	205,570
Advances from customers	(22,534)	(16,833)	(61,292)
Other payables	759,405	(21,068)	(1,003,678)
Total adjustments	989,748	(2,318,418)	437,192
Net cash provided by (used in) operating activities	(139,648)	(3,193,249)	667,324
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in held for sale investment		(32,488)
Prepayment for real estate purchase	(81,391)
Increase in construction in progress	(89,169)	(1,455,217)	(640,289)
Proceeds from disposal of construction in progress	1,953,379
Proceeds from disposal of plant and equipment	586
Purchase of plant and equipment	(97,674)	(873,035)	(743,650)
Net cash provided by (used in) investing activities	1,685,731	(2,360,740)	(1,383,939)
CASH FLOWS FROM FINANCING ACTIVITIES
Due from related party	(788,684)	3,697,656
Due to related party	741,831		(1,150,160)
Proceeds from long-term loans			6,821,715
Repayment of long-term loans		(6,946,127)
Repayment of short-term loans	(18,068,759)	(6,364,591)	(12,536,885)
Proceeds from short-term loans	16,636,281	15,410,710	7,614,938
Net cash provided by (used in) financing activities	(1,479,331)	5,797,648	749,608
EFFECT OF EXCHANGE RATE CHANGES ON CASH	6,756	16,042	3,030
NET INCREASE IN CASH	73,508	259,701	36,023
CASH, BEGINNING OF YEAR	667,024	407,323	371,300
CASH, END OF YEAR	740,532	667,024	407,323
Cash paid during the period for:
Interest paid	1,043,053	858,799	499,535
Income tax paid